UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Income Fund

Eaton Vance Atlanta Capital Horizon Growth Fund

Eaton Vance Build America Bond Fund

Eaton Vance

AMT-Free Municipal Income Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 116.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.9%
Idaho Bond Bank Authority, 5.25%, 9/15/25	$1,160	$1,309,164
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,555	1,745,441
New York Environmental Facilities Corp., 5.00%, 10/15/35	100	107,620
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	9,900	10,654,380
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/31(2)	2,000	2,194,020

		$16,010,625

Education — 10.3%
California Educational Facilities Authority, (Stanford University), 5.00%, 6/1/43	$5,250	$6,166,230
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	9,990	10,534,455
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	11,000	12,365,430
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,110	4,572,580
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,530	1,675,120
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,265	1,353,993
Rutgers State University, NJ, 5.00%, 5/1/43(2)	835	880,082
University of Virginia, 5.00%, 6/1/40	4,475	4,755,717

		$42,303,607

Electric Utilities — 5.7%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,615	$1,559,735
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	4,040,819
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	1,000	1,101,510
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,910	2,927,198
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	7,536,200
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,505	6,007,827

		$23,173,289

Escrowed/Prerefunded — 3.4%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,306,700
Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	6,000	4,783,140

		$14,089,840

General Obligations — 17.2%
California, 5.00%, 2/1/31	$1,405	$1,491,801
California, 5.00%, 4/1/37	2,580	2,709,929
California, 5.00%, 10/1/41	500	517,750
California, 5.25%, 10/1/29	560	603,473
California, 5.25%, 10/1/32	3,480	3,722,521
Clackamas County, OR, School District No. 46, 0.00%, 6/15/32	2,350	977,389
Clackamas County, OR, School District No. 46, 0.00%, 6/15/33	5,880	2,307,841
Clackamas County, OR, School District No. 46, 0.00%, 6/15/34	8,500	3,157,495
Clackamas County, OR, School District No. 46, 0.00%, 6/15/36	4,830	1,614,234
Clark County, NV, 5.00%, 6/1/38(1)	10,000	10,406,000
Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/25	3,700	2,396,712
Honolulu City and County, HI, 5.25%, 8/1/33	1,245	1,377,916
Honolulu City and County, HI, 5.25%, 8/1/34	1,525	1,684,454

Security	Principal Amount (000’s omitted)	Value
Louisiana, 4.00%, 8/1/30(1)	$3,680	$3,699,430
Louisiana, 4.00%, 8/1/31(1)	3,660	3,662,672
Newton, MA, 5.00%, 4/1/39	1,610	1,721,702
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/39	2,500	2,799,950
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,565	1,084,576
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	1,605	1,039,655
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	1,615	984,068
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(3)	7,700	8,251,166
South Carolina, 3.25%, 8/1/30	2,330	2,195,186
Texas, (Texas Transportation Commission), 5.00%, 4/1/42(1)(3)	5,000	5,343,200
Washington, 5.25%, 2/1/36(1)	6,000	6,556,440

		$70,305,560

Health Care – Miscellaneous — 0.3%
Suffolk County, NY, Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	$135	$135,636
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	109	109,537
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(4)	387	386,725
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(4)	460	460,387

		$1,092,285

Hospital — 16.3%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$570,957
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,955	3,058,041
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,737,781
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,408,660
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,387,057
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	2,465	2,547,282
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	1,910	1,920,543
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	6,925	7,049,858
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,045	1,063,361
Henrico County, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,830	1,881,460
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	3,480	3,737,590
Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	2,985	3,424,362
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	8,767,354
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	5,897,453
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	2,490	629,547
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	7,410	1,478,888
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	887,144
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	400	404,120
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,865	1,929,081
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,870	3,080,027
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,599,058
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,365	1,367,047

Security	Principal Amount (000’s omitted)	Value
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	$2,065	$2,106,672
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,120,760
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	1,000	1,018,240
Spartanburg Regional Health Services District, Inc., SC, 5.00%, 4/15/37	860	873,089

		$66,945,432

Housing — 0.3%
Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	$985	$1,023,691
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	285	159,531

		$1,183,222

Industrial Development Revenue — 2.2%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), 4.95%, 5/15/33	$4,000	$4,133,640
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	530	528,299
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	2,670	2,888,593
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	1,665	1,662,852

		$9,213,384

Insured – Education — 0.5%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,067,608

		$2,067,608

Insured – Electric Utilities — 1.8%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,415	$6,169,201
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,390,242

		$7,559,443

Insured – General Obligations — 0.2%
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	$985	$954,839

		$954,839

Insured – Hospital — 1.5%
Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$6,295	$6,311,115

		$6,311,115

Insured – Lease Revenue/Certificates of Participation — 0.8%
Anaheim, CA, Public Financing Authority, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$3,158,652

		$3,158,652

Insured – Other Revenue — 0.8%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$10,600	$3,081,738

		$3,081,738

Insured – Special Tax Revenue — 5.9%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$12,660	$10,733,148
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/27	6,000	6,939,000
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	2,565	2,926,178
McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	1,300	1,087,385
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	895,720
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	1,990	1,649,810

		$24,231,241

Insured – Transportation — 4.4%
Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	$10,000	$3,923,800
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34	5,050	5,080,502
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	1,546,250
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,186,557

Security	Principal Amount (000’s omitted)	Value
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	$6,845	$5,037,441
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	3,755	1,204,679

		$17,979,229

Insured – Water and Sewer — 2.3%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,305	$4,721,379
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	4,721,890

		$9,443,269

Lease Revenue/Certificates of Participation — 1.1%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$3,970	$4,508,491

		$4,508,491

Nursing Home — 0.2%
Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	$815	$815,342

		$815,342

Other Revenue — 4.9%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,175	$1,320,677
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,320	1,478,268
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	720	809,690
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	1,220	974,768
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(4)	1,000	1,000,690
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	8,203,012
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	545	511,586
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,735	2,710,631
Seminole Tribe, FL, 5.50%, 10/1/24(4)	1,150	1,224,267
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	2,290	1,852,702

		$20,086,291

Senior Living/Life Care — 2.2%
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$1,885	$1,910,014
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,287,517
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,392,443
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,782,148
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(6)	1,480	739,719
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	160	164,677
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	660	678,876

		$8,955,394

Special Tax Revenue — 10.7%
Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,476	$2,539,757
Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	744	753,568
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,233	972,615
Capistrano, CA, Unified School District, 6.00%, 9/1/33	1,000	1,001,280
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	845	900,347
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	815	864,968
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	865	916,822
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,040	4,455,837
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34(1)	9,000	10,317,150
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30	3,560	1,628,736

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/32	$2,235	$931,012
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34	5,000	5,318,500
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	4,930	5,435,029
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	5,995	6,024,675
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,155	975,721
Tiverton, RI, (Villages on Mount Hope Bay), 6.875%, 5/1/22	735	739,101

		$43,775,118

Transportation — 16.3%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$448,017
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/33	3,225	3,354,161
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,686,770
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,000	5,909,000
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/31	1,175	1,149,902
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,820	5,489,402
New Jersey Turnpike Authority, 5.00%, 1/1/35	3,410	3,556,357
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,230,800
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,235	1,302,345
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,070	1,107,354
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	10,570,110
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	5,000	5,282,200
Port Authority of New York and New Jersey, 5.25%, 7/15/36(7)	2,750	3,026,513
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	4,138,330
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,440,678
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	11,141,000

		$66,832,939

Water and Sewer — 2.8%
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(3)	$6,855	$7,735,799
Portland, OR, Water System, 5.00%, 5/1/35	3,265	3,526,069

		$11,261,868

Total Tax-Exempt Investments — 116.0% (identified cost $447,154,635)		$475,339,821

Other Assets, Less Liabilities — (16.0)%		$(65,488,990)

Net Assets — 100.0%		$409,850,831

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	22.3%
California	18.6%
Others, representing less than 10% individually	75.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 15.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 5.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $6,985,165.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2013, the aggregate value of these securities is $5,034,308 or 1.2% of the Fund’s net assets.

(5)	Defaulted matured security.

(6)	Security is in default and making only partial interest payments.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	325 U.S. 10-Year Treasury Note	Short	$(42,376,359)	$(41,132,813)	$1,243,546
9/13	182 U.S. Long Treasury Bond	Short	(25,596,261)	(24,723,563)	872,698

					$2,116,244

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $2,116,244.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$376,856,164

Gross unrealized appreciation	$35,189,870
Gross unrealized depreciation	(7,056,213)

Net unrealized appreciation	$28,133,657

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$475,339,821	$—	$475,339,821
Total Investments	$—	$475,339,821	$—	$475,339,821
Futures Contracts	$2,116,244	$—	$—	$2,116,244
Total	$2,116,244	$475,339,821	$—	$477,456,065

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Atlanta Capital Horizon Growth Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Aerospace & Defense — 2.6%
B/E Aerospace, Inc.(1)	14,583	$919,896

		$919,896

Beverages — 1.6%
Dr Pepper Snapple Group, Inc.	12,158	$558,417

		$558,417

Capital Markets — 2.4%
Affiliated Managers Group, Inc.(1)	5,210	$854,127

		$854,127

Chemicals — 4.8%
Airgas, Inc.	9,749	$930,639
Ecolab, Inc.	9,198	783,578

		$1,714,217

Commercial Banks — 2.1%
First Republic Bank	19,076	$734,044

		$734,044

Commercial Services & Supplies — 5.3%
Stericycle, Inc.(1)	6,871	$758,765
Waste Connections, Inc.	26,772	1,101,400

		$1,860,165

Communications Equipment — 3.2%
F5 Networks, Inc.(1)	5,336	$367,117
Juniper Networks, Inc.(1)	39,803	768,596

		$1,135,713

Construction & Engineering — 2.6%
Chicago Bridge & Iron Co. NV - NY Shares	15,502	$924,849

		$924,849

Diversified Financial Services — 2.6%
IntercontinentalExchange, Inc.(1)	5,259	$934,840

		$934,840

Electrical Equipment — 1.3%
AMETEK, Inc.	11,101	$469,572

		$469,572

Electronic Equipment, Instruments & Components — 3.1%
Amphenol Corp., Class A	13,932	$1,085,860

		$1,085,860

Energy Equipment & Services — 6.7%
Cameron International Corp.(1)	10,571	$646,522
Core Laboratories NV	4,774	724,025
Oceaneering International, Inc.	7,485	540,417
Weatherford International, Ltd.(1)	32,555	446,004

		$2,356,968

1

Security	Shares	Value
Food Products — 3.6%
Mead Johnson Nutrition Co.	4,523	$358,357
TreeHouse Foods, Inc.(1)	13,917	912,120

		$1,270,477

Health Care Equipment & Supplies — 1.6%
Varian Medical Systems, Inc.(1)	8,547	$576,495

		$576,495

Health Care Providers & Services — 2.8%
Catamaran Corp.(1)	9,971	$485,787
DaVita HealthCare Partners, Inc.(1)	4,043	488,395

		$974,182

Health Care Technology — 1.5%
Cerner Corp.(1)	5,589	$537,047

		$537,047

Hotels, Restaurants & Leisure — 3.3%
Arcos Dorados Holdings, Inc., Class A	26,471	$309,181
Panera Bread Co., Class A(1)	1,482	275,563
Wynn Resorts, Ltd.	4,592	587,776

		$1,172,520

Insurance — 2.5%
Markel Corp.(1)	1,663	$876,318

		$876,318

Internet & Catalog Retail — 1.6%
priceline.com, Inc.(1)	692	$572,374

		$572,374

Internet Software & Services — 1.7%
MercadoLibre, Inc.	5,655	$609,383

		$609,383

Life Sciences Tools & Services — 5.2%
Illumina, Inc.(1)	15,181	$1,136,146
Mettler-Toledo International, Inc.(1)	3,539	712,047

		$1,848,193

Machinery — 1.4%
IDEX Corp.	9,479	$510,065

		$510,065

Multiline Retail — 3.6%
Dollar Tree, Inc.(1)	13,915	$707,438
Nordstrom, Inc.	9,240	553,846

		$1,261,284

Oil, Gas & Consumable Fuels — 2.2%
Denbury Resources, Inc.(1)	30,480	$527,913
QEP Resources, Inc.	9,310	258,632

		$786,545

Pharmaceuticals — 3.0%
Allergan, Inc.	3,423	$288,354
Perrigo Co.	6,537	790,977

		$1,079,331

2

Security	Shares	Value
Professional Services — 1.4%
IHS, Inc.(1)	4,756	$496,431

		$496,431

Road & Rail — 1.0%
J.B. Hunt Transport Services, Inc.	4,985	$360,116

		$360,116

Semiconductors & Semiconductor Equipment — 2.1%
Broadcom Corp., Class A	22,334	$753,996

		$753,996

Software — 3.6%
Informatica Corp.(1)	13,347	$466,878
Intuit, Inc.	7,469	455,833
Red Hat, Inc.(1)	6,994	334,453

		$1,257,164

Specialty Retail — 9.9%
Bed Bath & Beyond, Inc.(1)	13,387	$949,138
O’Reilly Automotive, Inc.(1)	8,034	904,789
Ross Stores, Inc.	8,995	582,966
Tiffany & Co.	8,819	642,376
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	4,235	424,178

		$3,503,447

Textiles, Apparel & Luxury Goods — 4.9%
Coach, Inc.	9,682	$552,746
Fossil, Inc.(1)	7,320	756,229
Ralph Lauren Corp.	2,392	415,586

		$1,724,561

Trading Companies & Distributors — 1.5%
Fastenal Co.	11,408	$523,057

		$523,057

Total Common Stocks (identified cost $27,661,777)		$34,241,654

Short-Term Investments — 4.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$1,589	$1,588,723

Total Short-Term Investments (identified cost $1,588,723)		$1,588,723

Total Investments — 101.2% (identified cost $29,250,500)		$35,830,377

Other Assets, Less Liabilities — (1.2)%		$(417,147)

Net Assets — 100.0%		$35,413,230

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1) Non-income producing security.

(2)            Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2013 was $791.

The Fund did not have any open financial instruments at June 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$29,686,612

Gross unrealized appreciation	$6,665,107
Gross unrealized depreciation	(521,342)

Net unrealized appreciation	$6,143,765

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$34,241,654	*	$—	$—	$34,241,654
Short-Term Investments	—		1,588,723	—	1,588,723
Total Investments	$34,241,654		$1,588,723	$—	$35,830,377

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Build America Bond Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Taxable Municipal Securities — 100.5%(1)

Security	Principal Amount (000’s omitted)	Value
Education — 10.9%
Indiana University, 5.536%, 6/1/30	$1,300	$1,454,284
Massachusetts College Building Authority, 5.832%, 5/1/30	2,500	2,928,100
University of Massachusetts Building Authority, 6.573%, 5/1/39	2,470	2,768,623
University of Michigan, 6.172%, 4/1/30	530	591,390
University of Texas, 6.276%, 8/15/41	1,775	2,005,484

		$9,747,881

Electric Utilities — 8.3%
American Municipal Power-Ohio, Inc., 7.499%, 2/15/50	$1,000	$1,250,390
Los Angeles, CA, Department of Water and Power, 6.166%, 7/1/40	540	621,367
Los Angeles, CA, Department of Water and Power, 7.00%, 7/1/41	505	614,706
Municipal Electric Authority of Georgia, 6.655%, 4/1/57	1,000	1,085,770
Nebraska Public Power District, 5.323%, 1/1/30	1,000	1,040,240
Northern Illinois Municipal Power Agency, 7.62%, 1/1/30	1,000	1,154,940
San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	1,440	1,630,397

		$7,397,810

General Obligations — 37.1%
Ann Arbor, MI, 5.40%, 5/1/23	$1,000	$1,123,410
California, 7.70%, 11/1/30	2,380	2,903,909
Commonwealth of Massachusetts, 4.91%, 5/1/29	1,575	1,717,679
Commonwealth of Pennsylvania, 5.85%, 7/15/30	1,705	1,943,581
Connecticut, 5.632%, 12/1/29	1,170	1,378,810
Dallas, TX, Independent School District, (PSF Guaranteed), 6.45%, 2/15/35	2,040	2,407,649
Denton County, TX, 5.968%, 7/15/35	1,020	1,121,347
Denver, CO, 5.65%, 8/1/30	1,250	1,464,075
Florida, Board of Education, 5.50%, 6/1/27	1,000	1,121,780
Florida, Board of Education, 5.65%, 6/1/30	2,000	2,243,580
Mississippi, 5.245%, 11/1/34	2,000	2,170,060
Montgomery County, PA, 6.03%, 9/1/39	2,365	2,660,601
New York, NY, 5.676%, 10/1/34	1,055	1,147,408
New York, NY, 6.646%, 12/1/31	2,500	2,923,850
San Antonio, TX, Independent School District, (PSF Guaranteed), 6.247%, 8/15/35	1,245	1,440,814
San Mateo, CA, Union High School District, 6.733%, 9/1/34	900	1,015,236
Santa Monica, CA, Community College District, 6.763%, 8/1/34	2,470	2,888,492
Shelby County, TN, 5.75%, 4/1/34	385	429,695
Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	805	915,172

		$33,017,148

Hospital — 0.9%
King County, WA, Public Hospital District No. 1, 7.90%, 6/15/30	$250	$272,377
King County, WA, Public Hospital District No. 1, 8.00%, 6/15/40	500	538,560

		$810,937

Lease Revenue/Certificates of Participation — 4.0%
North Carolina Turnpike Authority, (Triangle Expressway System), 6.70%, 1/1/39	$2,615	$2,986,618
Oregon Department of Administrative Services, 6.18%, 5/1/35	500	557,210

		$3,543,828

1

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 4.2%
Battery Park City Authority, NY, 6.375%, 11/1/39	$1,335	$1,508,964
Florida State Board of Education, Lottery Revenue, 6.584%, 7/1/29	440	506,651
New York, NY, Transitional Finance Authority, (Building Aid), 7.128%, 7/15/30	1,500	1,761,975

		$3,777,590

Special Tax Revenue — 12.7%
Connecticut, 5.74%, 12/1/29	$2,500	$2,852,400
Dallas, TX, Area Rapid Transit, 6.249%, 12/1/34	1,265	1,436,914
Iowa, Special Obligation, 6.75%, 6/1/34	1,960	2,255,705
Miami-Dade County, FL, Transit Sales Surtax Revenue, 6.71%, 7/1/29	1,105	1,258,153
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.882%, 11/1/31	1,035	1,173,638
Oregon Department of Transportation, (Highway User Tax), 5.784%, 11/15/30	2,000	2,351,160

		$11,327,970

Transportation — 9.2%
Florida Department of Transportation Authority, 6.80%, 7/1/39	$2,185	$2,498,242
Maryland Transportation Authority, 5.788%, 7/1/29	850	957,125
New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28	2,775	3,094,486
Port of Seattle, WA, 7.00%, 5/1/36	1,395	1,649,629

		$8,199,482

Water and Sewer — 13.2%
Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$775	$861,939
Colorado Springs Utilities System, 5.338%, 11/15/30	2,500	2,736,075
Hamilton County, OH, Sewer System Revenue, 6.50%, 12/1/34	1,000	1,137,650
Hampton Roads Sanitation District, VA, 5.814%, 11/1/29	470	520,751
Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	100	116,628
Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	570	650,176
Metropolitan Water District of Southern California, 6.538%, 7/1/39	1,540	1,735,103
New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	2,465	2,865,735
Northeast Ohio Regional Sewer District, 6.038%, 11/15/40	1,000	1,116,560

		$11,740,617

Total Taxable Municipal Securities — 100.5% (identified cost $87,376,142)		$89,563,263

Other Assets, Less Liabilities — (0.5)%		$(480,039)

Net Assets — 100.0%		$89,083,224

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PSF	-	Permanent School Fund

At June 30, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	12.8%
Texas	11.2%
California	11.0%
Others, representing less than 10% individually	65.5%

(1)	Build America Bonds. Represent taxable municipal obligations issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

2

The Fund did not have any open financial instruments at June 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$88,369,162

Gross unrealized appreciation	$2,666,911
Gross unrealized depreciation	(1,472,810)

Net unrealized appreciation	$1,194,101

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Taxable Municipal Securities	$—	$89,563,263	$—	$89,563,263
Total Investments	$—	$89,563,263	$—	$89,563,263

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 26, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2013